Investments accounted for using the equity method (Details)						1 Months Ended		12 Months Ended
	Nov. 24, 2022 CNY (¥)	Feb. 20, 2020 CNY (¥)	Aug. 23, 2019 CNY (¥)	Aug. 23, 2019 JPY (¥)	Mar. 28, 2017 CNY (¥)	Mar. 31, 2020 CNY (¥)	Jan. 31, 2019 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Investment in associate
At beginning of year								¥ 199,200,000	¥ 184,907,000	¥ 172,757,000
Share of gain of associate								7,157,000	25,291,000	12,150,000
Impairment charges on associate								(7,157,000)	(10,998,000)
Disposal								(199,200,000)
At end of year									199,200,000	184,907,000	¥ 172,757,000
Investment in joint venture
At beginning of year									439,000	2,976,000
Additions								2,550,000
Share of losses of joint venture								(2,550,000)	¥ (439,000)	(2,204,000)
Exchange difference										(333,000)
At end of year										¥ 439,000	2,976,000
Capital invested								2,550,000
Equity Transfer Agreement
Investment in associate
Percentage of equiyt interest	40.00%
Receivable consideration from sale of investment	¥ 199,200,000
Puhui Lixin
Investment in associate
Additions						¥ 60,000,000	¥ 100,000,000
Gain on dilution of interest in associate		¥ 2,511,000
Investing a capital amount					¥ 40,000,000
Percentage of equiyt interest		31.82%				40.00%	35.00%
Pingan Puhui / Puhui Lixin
Investment in associate
Additions		¥ 40,000,000
SBI Japan
Investment in joint venture
Capital invested			¥ 4,321,000	¥ 65,100,000
Percentage of equity interest			31.00%	31.00%
Open Portal Guangxi
Investment in associate
Additions								¥ 2,550,000			¥ 2,040,000
Investment in joint venture
Percentage of equity interest								51.00%
Digital Guagnxi / Open Portal Guangxi
Investment in joint venture
Percentage of equity interest								49.00%